Summary of Significant Accounting Policies - Summary of Anticipated Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
2020 (remaining 3 months)	$ 73
2021	189	$ 393
2022	176	83
2023	117	51
2024	24	30
2024		25
Total	$ 579	$ 582